Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash, cash equivalents (which consists entirely of money market funds) and restricted cash as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Cash and cash equivalents	$14,183	$15,275
Restricted cash	2,150	1,223

Total cash, cash equivalents, and restricted cash	$16,333	$16,498

Schedule of Restricted Cash
Cash, cash equivalents (which consists entirely of money market funds) and restricted cash as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Cash and cash equivalents	$14,183	$15,275
Restricted cash	2,150	1,223

Total cash, cash equivalents, and restricted cash	$16,333	$16,498